14. Loans, Debentures, and Finance Leases	12 Months Ended
Dec. 31, 2017
Loans Debentures And Finance Leases
Loans, Debentures, and Finance Leases

a. Composition
Description	2017	2016	Index/Currency	Weighted average financial charges 12/31/2017 – % p.a.	Maturity

Foreign currency – denominated loans:
Notes in the foreign market (b) (*)	2,454,142	2,412,112	US$	+5.3	2026
Foreign loan (c.1) (*)	788,794	942,456	US$ + LIBOR (i)	+1.0	2018 to 2022
Foreign loan (c.1) (*)	298,927	332,650	US$ + LIBOR (i)	+1.9	2018
Foreign loan (c.2, c.3 and c.4)	259,015	486,451	US$	+2.2	2018
Financial institutions (e)	330,755	195,021	US$ + LIBOR (i)	+2.5	2019 to 2022
Financial institutions (e)	106,745	109,859	US$	+2.8	2018 to 2022
Financial institutions (e)	27,048	24,586	MX$ (ii)	+8.5	2018
Foreign currency advances delivered	26,080	32,582	US$	+2.2	< 54 days
Advances on foreign exchange contracts	44,515	111,066	US$	+2.4	< 92 days
BNDES (d)	4,460	7,137	US$	+6.4	2018 to 2020
Financial institutions (e)	3,382	9,569	MX$ + TIIE (ii)	+1.5	2018
Financial institutions (e)	593	435	Bs$ (vii)	+24.0	2018
Subtotal foreign currency	4,344,456	4,663,924

Brazilian Reais – denominated loans:
Debentures - Ipiranga (g.1, g.2, g.4 and g.6)	2,836,741	1,914,498	CDI	105.8	2018 to 2022
Banco do Brasil – floating rate (f)	2,794,272	2,956,547	CDI	107.3	2018 to 2021
Debentures - 5th issuance (g.3)	817,654	832,383	CDI	108.3	2018
Debentures – CRA (g.5)	1,380,852	-	CDI	95.0	2022
Debentures – CRA (g.5) (*)	554,402	-	IPCA	+4.6	2024
BNDES (d)	206,423	307,593	TJLP (iii)	+2.4	2018 to 2023
Export Credit Note – floating rate (h)	157,749	158,753	CDI	101.5	2018
BNDES (d)	69,422	71,430	SELIC (vi)	+2.3	2018 to 2023
BNDES EXIM	62,754	62,084	TJLP (iii)	+3.5	2018
Finance leases (i)	48,515	48,566	IGP-M (v)	+5.6	2018 to 2031
FINEP	35,611	48,667	R$	+4.0	2018 to 2022
FINEP	32,682	34,613	TJLP (iii)	+1.0	2018 to 2023
Banco do Nordeste do Brasil	28,136	47,120	R$	+8.5	2018 to 2021
BNDES EXIM	30,850	28,056	SELIC (vi)	+3.9	2018
BNDES (d)	26,270	40,309	R$	+5.6	2018 to 2022
FINAME	56	80	TJLP (iii)	+5.7	2018 to 2022
Fixed finance leases (i)	-	41
Floating finance leases (i)	-	109

Subtotal Brazilian Reais	9,082,389	6,550,849

Total foreign currency and Brazilian Reais	13,426,845	11,214,773

Currency and interest rate hedging instruments (**)	163,749	202,357

Total	13,590,594	11,417,130

Current	3,503,675	2,475,604
Non-current	10,086,919	8,941,526

(*) These transactions were designated for hedge accounting (see Note 31 – Hedge Accounting).

(**) Accumulated losses (see Note 31).

(i)	LIBOR = London Interbank Offered Rate.
(ii)	MX$ = Mexican Peso; TIIE = the Mexican interbank balance interest rate.
(iii)	TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2017, TJLP was fixed at 7.0% p.a.
(iv)	Contract linked to the rate of FNE (Northeast Constitutional Financing Fund) fund whose purpose is to promote the development of the industrial sector, managed by Banco do Nordeste do Brasil. On December 31, 2017, the FNE interest rate was 10% p.a. FNE grants a discount of 15% on the interest rate for timely payments.
(v)	IGP-M = General Market Price Index is a measure of Brazilian inflation, calculated by the Getúlio Vargas Foundation.
(vi)	SELIC = basic interest rate set by the Brazilian Central Bank.
(vii)	Bs$ = Bolívar.

The changes in loans, debentures and finance leases are shown below:

Balance on 12/31/2016	11,214,773
New loans and debentures with cash effect	4,510,694
Interest accrued	925,421
Principal payment and financial leases	(2,467,391)
Interest payment	(769,740)
Monetary variation	37,937
Change in fair value	(24,849)

Balance on 12/31/2017	13,426,845

The long-term consolidated debt had the following principal maturity schedule:

	2017	2016

From 1 to 2 years	1,826,907	3,203,383
From 2 to 3 years	894,640	1,699,009
From 3 to 4 years	1,302,450	693,993
From 4 to 5 years	3,016,406	554,162
More than 5 years	3,046,516	2,790,979

	10,086,919	8,941,526

As provided in IAS 39, the transaction costs and issuance premiums associated with debt issuance by the Company and its subsidiaries were added to their financial liabilities, as shown in Note 14.j).

The Company’s management entered into hedging instruments against foreign exchange and interest rate variations for a portion of its debt obligations (see Note 31).

b.	Notes in the Foreign Market

On October 6, 2016, the subsidiary Ultrapar International S.A. (“Ultrapar International”) issued US$ 750 million in notes in the foreign market, maturing in October 2026, with interest rate of 5.25% p. a., paid semiannually. The issue price was 98.097% of the face value of the note. The notes were guaranteed by the Company and its subsidiary IPP. The Company has designated hedge relationships for this transaction (see Note 31 – Hedge accounting: cash flow hedge and net investment hedge in foreign entities).

As a result of the issuance of the notes in the foreign market, the Company and its subsidiaries are required to perform certain obligations, including:

• Restriction on sale of all or substantially all assets of the Company and subsidiaries Ultrapar International and IPP.

• Restriction on encumbrance of assets exceeding US$ 150 million or 15% of the amount of the consolidated tangible assets.

The Company and its subsidiaries are in compliance with the levels of covenants required by this debt. The restrictions imposed on the Company and its subsidiaries are customary in transactions of this nature and have not limited their ability to conduct their business to date.

c.	Foreign Loans

1) The subsidiary IPP has foreign loans in the amount of US$ 320 million. IPP also contracted hedging instruments with floating interest rate in U.S. dollar and exchange rate variation, changing the foreign loans charges, on average, to 102.9% of CDI (see Note 31). IPP designated these hedging instruments as a fair value hedge; therefore, loans and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss. The foreign loans are secured by the Company.

The foreign loans have the maturity distributed as follows:

Maturity	US$ (million)	Cost in % of CDI

Jul/18	60.0	103.0
Sep/18	80.0	101.5
Nov/18	80.0	101.4
Jun/22	100.0	105.0
Total / average cost	320.0	102.9

2) The subsidiary LPG International Inc. has a foreign loan in the amount of US$ 30 million with maturity in December 2018 and interest rate of LIBOR + 1.85% p.a., paid quarterly. The foreign loan is guaranteed by the Company and its subsidiary IPP.

During these contracts, the Company shall maintain the following financial ratios, calculated based on its audited consolidated financial statements:

•	Maintenance of a financial ratio, determined by the ratio between consolidated net debt and consolidated Earnings before Interest, Taxes, Depreciation, and Amortization (EBITDA), at less than or equal to 3.5.

•	Maintenance of a financial ratio determined by the ratio between consolidated EBITDA and consolidated net financial expenses, higher than or equal to 1.5.

The Company complies with the levels of covenants required by these loans. The restrictions imposed on the Company and its subsidiaries are usual for this type of transaction and have not limited their ability to conduct their business to date.

3) The subsidiary GPPTC had a foreign loan in the amount of US$ 12 million with maturity in December 2018 and interest rate of LIBOR + 1.85% p.a., paid quarterly. The foreign loan was guaranteed by the Company and its subsidiary IPP. The subsidiary settled the loan in advance in December 2017.

4) The subsidiary GPPTC has a foreign loan in the amount of US$ 60 million with maturity on June 22, 2020 and interest of LIBOR + 2.0% p.a., paid quarterly. The Company, through the subsidiary Cia. Ultragaz, contracted hedging instruments subject to floating interest rates in dollar and exchange rate variation, changing the foreign loan charge to 105.9% of CDI. The foreign loan is guaranteed by the Company and its subsidiary Oxiteno Nordeste.

d.	BNDES

The subsidiaries have financing from BNDES for some of their investments and for working capital.

During the term of these agreements, the Company must maintain the following capitalization and current liquidity levels, as determined in the annual consolidated audited balance sheet:

·	· Capitalization level: shareholders’ equity / total assets equal to or above 0.3; and
· Current liquidity level: current assets / current liabilities equal to or above 1.3.

The Company complies with the levels of covenants required by these loans. The restrictions imposed on the Company and its subsidiaries are usual for this type of transaction and have not limited their ability to conduct their business to date.

e.	Financial Institutions

The subsidiaries Oxiteno Mexico S.A. de C.V., Oxiteno USA LLC (“Oxiteno USA”), Oxiteno Uruguay and Oxiteno Andina have loans to finance investments and working capital.

The subsidiary Oxiteno USA has a loan agreement in the amount of US$40 million, due in February 2021 and bearing interest of LIBOR + 3% p.a., paid quarterly. The loan is guaranteed by the Company and the subsidiary Oxiteno Nordeste and the proceeds of this loan are being used to fund the construction of a new alkoxylation plant in the state of Texas.

The subsidiary Oxiteno USA has a loan in the notional amount of US$20 million, due in September 2020, with interest of LIBOR + 3% p.a., paid quarterly. The loan is guaranteed by the Company and the subsidiary Oxiteno S.A.

In October 2017, the subsidiary Oxiteno USA contracted a loan agreement in the amount of US$ 40 million, due in October 2022 and bearing interest of LIBOR + 1.73% pa, paid quarterly. The proceeds of this loan are being used to fund the construction of a new alkoxylation plant in the state of Texas. The loan is guaranteed by the Company.

f.	Banco do Brasil

The subsidiary IPP has floating interest rate loans with Banco do Brasil to finance the marketing, processing, or manufacturing of agricultural goods (ethanol).

These loans mature, as follows (accrued interest until December 31, 2017):

Maturity

2018-Jan	172,798
2018-Apr	100,571
2019-Feb	168,392
2019-May	1,338,979
2020-May	337,844
2021-May	337,844
2022-May	337,844
Total	2,794,272

g.	Debentures

1)	In December 2012, the subsidiary IPP made its first issuance of public debentures, in a single series of 60,000 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 10,000.00
Final maturity:	November 16, 2017
Payment of the face value:	Lump sum at final maturity
Interest:	107.9% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

The debentures were settled by the Company on the maturity date.

2)	In January 2014, the subsidiary IPP made its second issuance of public debentures, in a single series of 80,000 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 10,000.00
Final maturity:	December 20, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	107.9% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

3)     In March 2015, the Company made its fifth issuance of debentures, in a single series of 80,000 simple, nonconvertible into shares, unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 10,000.00
Final maturity:	March 16, 2018
Payment of the face value:	Lump sum at final maturity
Interest:	108.25% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

4)     In May 2016, the subsidiary IPP made its fourth issuance of public debentures, in one single series of 500 simple, nominative, registered debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Face value unit:	R$ 1,000,000.00
Final maturity:	May 25, 2021
Payment of the face value:	Annual as from May 2019
Interest:	105.0% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

5)	In April 2017, the subsidiary IPP carried out its fifth issuance of debentures, in two single series of 660,139 and 352,361, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Eco Consult – Consultoria de Operações Financeiras Agropecuárias Ltda. The proceeds from this issuance has been used exclusively for the purchase of ethanol.

The debentures were later assigned and transferred to Eco Securitizadora de Direitos Creditórios do Agronegócio S.A. that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	April 18, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 1,000.00
Final maturity:	April 15, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.7%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 93.9% of CDI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

6)     In July 2017, the subsidiary IPP made its sixth issuance of public debentures, in one single series of 1,500,000 simple, nonconvertible into shares and unsecured debentures, which main characteristics are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	July 28, 2022
Payment of the face value:	Annual as from July 2021
Interest:	105.0% of CDI
Payment of interest:	Annually
Reprice:	Not applicable

7)	In October 2017, the subsidiary IPP carried out its seventh issuance of debentures in the amount of R$ 944,077, in two single series of 730,384 and 213,693, simple, nonconvertible into shares, nominative, book-entry and unsecured debentures. The debentures have been subscribed by Vert Companhia Securitizadora. The proceeds from this issuance has been used exclusively for the purchase of ethanol.

The debentures were later assigned and transferred to Vert Créditos Ltda, that acquired these agribusiness credit rights with the purpose to bind the issuance of Certificates of Agribusiness Receivables (CRA). The financial settlement occurred on November 1, 2017. The debentures have an additional guarantee from Ultrapar and the main characteristics of the debentures are as follows:

Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2022
Payment of the face value:	Lump sum at final maturity
Interest:	95% of CDI
Payment of interest:	Semiannually
Reprice:	Not applicable

Face value unit:	R$ 1,000.00
Final maturity:	October 24, 2024
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.33%
Payment of interest:	Annually
Reprice:	Not applicable

The subsidiary IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 97.3% of CDI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

The debentures have maturity dates distributed as shown below (accrued interest until December 31, 2017).

Maturity
Mar/2018	817,654
Dec/2018	801,026
May/2021	499,012
Apr/2022	656,009
Jul/2022	1,536,704
Oct/2022	724,841
Apr/2024	350,873
Oct/2024	203,530

Total	5,589,649

h.        Export Credit Note

The subsidiary Oxiteno Nordeste has export credit note contract in the amount of R$ 156.8 million, with maturity in May 2018, and floating rate of 101.5% of CDI, paid quarterly.

i.	Finance Leases

The subsidiary Cia. Ultragaz has a finance lease contract related to LPG bottling facilities, maturing in April 2031.

Subsidiary Extrafarma had finance lease contracts related to software, with term of 48 months, ended in 2017.

The amounts of equipment and intangible assets, net of depreciation and amortization, and the amounts of the corresponding liabilities are shown below:

	2017		2016
	LPG bottling facilities	LPG bottling facilities	Software	Total
Equipment and intangible assets, net of depreciation and amortization	15,732	17,078	223	17,301

Financing (present value)	48,515	48,566	150	48,716
Current	2,710	2,465	150	2,615
Non-current	45,805	46,101	-	46,101

The future disbursements (installments) assumed under these contracts are presented below:

	2017	2016
	LPG bottling facilities	LPG bottling facilities	Software	Total

Up to 1 year	5,113	4,876	156	5,032
From 1 to 2 years	5,113	4,876	-	4,876
From 2 to 3 years	5,113	4,876	-	4,876
From 3 to 4 years	5,113	4,876	-	4,876
From 4 to 5 years	5,113	4,876	-	4,876
More than 5 years	42,611	45,516	-	45,516

Total	68,176	69,896	156	70,052

The above amounts include Services Tax (“ISS”) payable on the monthly installments, except for disbursements for the LPG bottling facilities.

j.	Transaction Costs

Transaction costs incurred in issuing debt were deducted from the value of the related financial instruments and are recognized as an expense according to the effective interest rate method, as follows:

	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2016	Incurred cost	Amortization	Balance on 12/31/2017

Notes in the foreign market (14.b)	0.0	16,612	-	(1,314)	15,298
Banco do Brasil (14.f)	0.2	12,182	-	(4,117)	8,065
Debentures (14.g)	0.2	6,835	42,388	(4,514)	44,709
Foreign loans (14.c)	0.2	2,211	563	(1,561)	1,213
Other	0.2	1,952	1,418	(569)	2,801

Total		39,792	44,369	(12,075)	72,086
	Effective rate of transaction costs (% p.a.)	Balance on 12/31/2015	Incurred cost	Amortization	Balance on 12/31/2016

Banco do Brasil (14.f)	0.2	11,883	3,529	(3,230)	12,182
Foreign Loans (14.c)	0.2	4,649	-	(2,438)	2,211
Debentures (14.g)	0.1	1,801	6,407	(1,373)	6,835
Notes in the foreign market (14.b)	0.0	-	16,821	(209)	16,612
Other	0.2	545	2,079	(672)	1,952

Total		18,878	28,836	(7,922)	39,792

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total

Notes in the foreign market (14.b)	1,388	1,464	1,546	1,632	1,723	7,545	15,298
Banco do Brasil (14.f)	4,628	2,317	599	385	136	-	8,065
Debentures (14.g)	9,151	9,069	9,110	8,971	5,798	2,610	44,709
Foreign loans (14.c)	931	171	111	-	-	-	1,213
Other	642	831	710	354	264	-	2,801

Total	16,740	13,852	12,076	11,342	7,921	10,155	72,086

k.	Guarantees

The financings are guaranteed by collateral in the amount of R$ 66,337 in 2017 (R$ 56,570 in 2016) and by guarantees and promissory notes in the amount of R$ 9,587,971 in 2017 (R$ 7,069,482 in 2016).

In addition, the Company and its subsidiaries offer collateral in the form of letters of credit for commercial and legal proceedings in the amount of R$ 237,537 in 2017 (R$ 215,988 in 2016) and guarantees related to raw materials imported by the subsidiary IPP in the amount of R$ 81,046 in 2017 (R$ 59,316 in 2016).

Some subsidiaries of Oxiteno issue collateral to financial institutions in connection with the amounts owed by some of their customers to such institutions (vendor financing). If a subsidiary is required to make any payment under these collaterals, this subsidiary may recover the amount paid directly from its customers through commercial collection. The maximum amount of future payments related to these collaterals is R$ 8,224 in 2017 (R$ 30,764 in 2016), with maturities of up to 212 days. Until December 31, 2017, the subsidiaries did not have losses in connection with these collaterals. The fair value of collaterals recognized in current liabilities as other payables is R$ 205 in 2017 (R$ 743 in 2016), which is recognized as profit or loss as customers settle their obligations with the financial institutions.